Insurance claim receivable (Details Narrative) - USD ($) $ in Thousands	Aug. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Outstanding insurance	$ 341
Konkar Ormi [Member]
Property, Plant and Equipment [Line Items]
Insurance claim		$ 245